Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of the reconciliation of the carrying amount of the Company
	Year ended December 31,
	2022	2021	2020
Opening balance	$345	$168	$—
Accrued liability in respect to additional services rendered	115	177	168
Recognition of capital contribution from a controlling shareholder	(112)	—	—
Amortization of discount relating to liability to related party	40	—	—
Closing balance	$388	$345	$168

Schedule of maturity dates
	As of December 31,
	2022	2021
First year (current maturities)	$126	$345
Second year	262	—
Closing balance	$388	$345

Schedule of expenses related to service agreement and the office services agreement
	Year ended December 31
	2022	2021	2020
Research and development	$42	$44	$82
Sales and marketing	42	44	58
General and administrative	83	89	108
	$167	$177	$248